Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class B and Class C
December 30, 2015
As Revised February 12, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AGBL-SUM-16-01 1.9880508.100	December 1, 2016

Supplement to the
Fidelity® Global Balanced Fund
Class I
December 30, 2015
As Revised November 8, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AGBLI-SUM-16-01 1.9880509.100	December 1, 2016

Supplement to the
Fidelity® Global Balanced Fund
December 30, 2015
As Revised November 8, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

GBL-SUM-16-01 1.9880525.100	December 1, 2016